Asset Retirement Obligations (Tables)	6 Months Ended
Jun. 30, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of Provision for Asset Retirement Obligations	The composition of the provision for asset retirement obligations at the reporting date was as follows for the periods presented:

	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Balance at beginning of period	$506,648	$457,083
Additions(a)	63,770	3,250
Accretion	14,667	26,926
Plugging costs	(3,587)	(5,961)
Divestitures(b)	—	(17,300)
Revisions to estimate(c)	(65,407)	42,650
Balance at end of period	$516,091	$506,648
LESS: Current asset retirement obligations	5,156	5,402
Non-current asset retirement obligations	$510,935	$501,246
(a)Refer to Note 4 for additional information regarding acquisitions and divestitures.
(b)Associated with the divestiture of natural gas and oil properties. Refer to Note 4 for additional information.
(c)As of June 30, 2024, the Group performed normal revisions to its asset retirement obligations, which resulted in a $65,407 decrease in the liability. This decrease was primarily due to a $65,407 decrease attributable to a higher discount rate as a result of an increase in bond yield volatility over the first half of the year. As of December
31, 2023, the Group performed normal revisions to its asset retirement obligations, which resulted in a $42,650 increase in the liability. This increase was comprised of a
$27,830 increase attributable to a lower discount rate as a result of slightly decreased bond yields as compared to the previous year as inflation began to increase at a lower rate and a $16,059 increase for cost revisions based on the Group’s recent asset retirement experiences. Partially offsetting this increase was a $1,239 change attributed to retirement timing.

Schedule of Impact of Reasonably Possible 10% Change in Assumptions	A reasonably possible change in assumptions could have the following impact on the Group’s asset retirement obligations as of June 30, 2024:

ARO Sensitivity	Scenario 1(a)	Scenario 2(b)
Discount rate	$(132,932)	$924,398
Timing	32,694	(35,590)
Cost	51,516	(51,516)
(a)Scenario 1 assumes an increase of the BBB 15-year discount rate to approximately 7% (which is one of the highest rates observed since 2020), a 10% increase in cost and a 10% increase in timing by assuming the addition of one plugging rig, which would accelerate retirement plans. All of these scenarios have been either historically observed or are considered reasonably possible.
(b)Scenario 2 assumes a decrease of the BBB 15-year discount rate to approximately 3% (which is one of the lowest rates observed since 2020), a 10% decrease in cost and a 10% decrease in timing by assuming the loss of one plugging rig, which would delay retirement plans. All of these scenarios have been either historically observed or are considered reasonably possible.